Stockholders’ Equity (Details Narrative)		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 04, 2020 USD ($) shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) a $ / shares shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized		200,000,000		200,000,000		200,000,000	200,000,000
Common stock, par value | $ / shares		$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued		159,818,490		159,818,490		157,544,500	156,046,000
Common stock, shares outstanding		159,818,490		159,818,490		157,544,500	156,046,000
Issuance of shares	9,500
Issuance or sale of equity | $				$ 3,050,000	$ 1,779,999	$ 3,130,000	$ 233,000
Common stock issued for cash (Note 9) | $	$ 15,000	$ 3,000,000	$ 1,150,000	$ 3,050,000		3,130,000	95,000
Preferred stock, shares authorized		10,000,000		10,000,000
Preferred stock, par value | $ / shares		$ 0.0001		$ 0.0001
Issuance of value | $		$ 14,595,920	$ 30,000	$ 14,595,920	$ 130,000	$ 360,000	$ 1,434,165
3 Directors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of service, shares					30,000
Advisor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued price per share | $ / shares		$ 8.00		$ 8.00
Issuance of service, shares				1,574,490
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares		300,000	575,000	312,500		1,373,500	52,500
Issuance of service, shares		2,074,490	15,000	2,074,490	65,000	125,000	20,785,000
Proceeds from common stock | $							$ 95,000
Common stock issued for cash (Note 9) | $		$ 30	$ 57	$ 31		$ 137	5
Issuance of value | $		$ 207	$ 2	$ 207	$ 6	$ 12	$ 2,079
Common Stock [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued price per share | $ / shares		$ 4.00		$ 4.00
Issuance of service, shares				500,000
Common Stock [Member] | Thirty Accredited Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares						1,019,000
Issued price per share | $ / shares						$ 2.00
Issuance or sale of equity | $						$ 2,038,000
Common Stock [Member] | Thirty Accredited Investor [Member] | January 2021 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares						184,000
Common Stock [Member] | Thirty Accredited Investor [Member] | March 2021 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares						100,000
Issuance or sale of equity | $						$ 69,000
Common Stock [Member] | Thirty Accredited Investor [Member] | December 31 2021 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance or sale of equity | $						$ 138,000
Common Stock [Member] | Thirty Accredited Investor [Member] | May 2021 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares						335,000
Common Stock [Member] | Thirty Accredited Investor [Member] | June 2021 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares						250,000
Common Stock [Member] | Thirty Accredited Investor [Member] | September 2021 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares						100,000
Common Stock [Member] | Thirty Accredited Investor [Member] | October 2021 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares						50,000
Issued price per share | $ / shares						$ 2.00
Common Stock [Member] | 188 Accredited Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares						188,000
Issued price per share | $ / shares						$ 3.00
Issuance or sale of equity | $						$ 564,000
Common Stock [Member] | 188 Accredited Investor [Member] | September 2021 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance or sale of equity | $						$ 154,000
Common Stock [Member] | 188 Accredited Investor [Member] | October 2021 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued price per share | $ / shares						$ 3.00
Issuance or sale of equity | $						$ 34,000
Common Stock [Member] | 12 Accredited Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares						166,500
Issued price per share | $ / shares						$ 4.00
Issuance or sale of equity | $						$ 666,000
Common Stock [Member] | 12 Accredited Investor [Member] | October 2021 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued price per share | $ / shares						$ 29,000
Common Stock [Member] | 12 Accredited Investor [Member] | December 2021 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares						137,500
Issued price per share | $ / shares						$ 4.00
Common Stock [Member] | 5 Consultants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued price per share | $ / shares			$ 2.00		$ 2.00	$ 2.00
Issuance of service, shares					25,000	25,000
Common Stock [Member] | 5 Consultants [Member] | January 2021 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares						10,000
Common Stock [Member] | 5 Consultants [Member] | May 2021 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares						15,000
Common Stock [Member] | 5 Consultants [Member] | January 2021 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of service, shares					10,000
Common Stock [Member] | 5 Consultants [Member] | May 2021 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares					15,000
Common Stock [Member] | 3 Directors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued price per share | $ / shares			2.00		$ 2.00	$ 2.00
Issuance of service, shares					40,000	40,000
Common Stock [Member] | 3 Directors [Member] | January 2021 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares						10,000
Common Stock [Member] | 3 Directors [Member] | February 2021 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares						30,000
Common Stock [Member] | 3 Directors [Member] | January 2021 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of service, shares					10,000
Common Stock [Member] | 3 Directors [Member] | February 2021 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of service, shares					30,000
Common Stock [Member] | 2 Directors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued price per share | $ / shares						$ 3.00
Issuance of service, shares						10,000
Common Stock [Member] | 3 Consultants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued price per share | $ / shares						$ 4.00
Issuance of service, shares						50,000
Common Stock [Member] | Naseeb [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares							10,000,000
Common stock issued for cash (Note 9) | $							$ 1,000
Common Stock [Member] | Directors And Officers [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares							8,100,000
Issued price per share | $ / shares							$ 0.069
Issuance of service, shares							20,785,000
Common Stock [Member] | Grants Greenhouse Growers [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares							1,000,000
Common stock issued for cash (Note 9) | $							$ 103,837
Common Stock [Member] | One Accredited Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares				12,500
Issued price per share | $ / shares		4.00		$ 4.00
Issuance or sale of equity | $				$ 50,000
Common Stock [Member] | Chief Financial Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of service, shares				500,000
Common Stock [Member] | Chief Financial Officer [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued price per share | $ / shares		4.00		$ 4.00
Common Stock [Member] | Directors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued price per share | $ / shares		2.00		$ 2.00
Issuance of service, shares				5,000
Common Stock [Member] | Two Accredited Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares				300,000
Issued price per share | $ / shares		10.00		$ 10.00
Issuance of value | $				$ 3,000,000
Common Stock [Member] | Consultants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares				108,000
Issued price per share | $ / shares		$ 0.069		$ 0.069
Common Stock [Member] | 28 Accredited Investors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares					869,000
Issued price per share | $ / shares			$ 2.00		$ 2.00
Common stock issued for cash (Note 9) | $					$ 1,738,000
Shares issued for cash proceeds					69,000
Common Stock [Member] | 28 Accredited Investors [Member] | January 2021 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares					184,000
Common Stock [Member] | 28 Accredited Investors [Member] | December 2020 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued for cash (Note 9) | $					$ 138,000
Common Stock [Member] | 28 Accredited Investors [Member] | March 2021 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares					100,000
Common Stock [Member] | 28 Accredited Investors [Member] | May 2021 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares					335,000
Common stock issued for cash (Note 9) | $					$ 20,000
Issuance of shares					10,000
Common Stock [Member] | 28 Accredited Investors [Member] | June 2021 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares					250,000
Common Stock One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares							9,500
Area of land | a							40
Common stock issued for cash (Note 9) | $							$ 15,000